COSTS OF SERVICES AND GENERAL AND ADMINISTRATIVE COSTS - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Information About Operating Cost [line items]
Adjustments for amortisation and impairment of acquired intangible assets continue operation	£ 61	£ 93	£ 728
Restructuring and transformation costs	68	251	196
Restructuring and transformation costs, IT Transformation Program	50	90	113
Restructuring and transformation costs in relation to the continuing restructuring plan	5	144	73
Property-related restructuring costs	127	26	232
Impairments loss recognized in property related costs	114	3	185
Impairments loss recognized in on-going property related costs	13	23	0
Impairment charges included within restructuring costs	86	2	56
Impairment loss, right of use assets	28	1	129
Gains (losses) on disposals of investments	6	322	7
Legal provision charges/(gains)	£ 43	68	(11)
FGS Global
Disclosure Of Information About Operating Cost [line items]
Gains (losses) on disposals of investments		275
Brand Names No Longer In Use
Disclosure Of Information About Operating Cost [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		£ 20	£ 650